Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2010 Fund
June 30, 2024
Z10-NPRT1-0824
1.9884232.107
Domestic Equity Funds - 13.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	3,915	77,324
Fidelity Series Commodity Strategy Fund (a)	227	22,084
Fidelity Series Large Cap Growth Index Fund (a)	2,170	50,093
Fidelity Series Large Cap Stock Fund (a)	2,212	50,747
Fidelity Series Large Cap Value Index Fund (a)	5,699	89,309
Fidelity Series Small Cap Core Fund (a)	215	2,477
Fidelity Series Small Cap Opportunities Fund (a)	920	13,752
Fidelity Series Value Discovery Fund (a)	2,154	32,963
TOTAL DOMESTIC EQUITY FUNDS (Cost $258,359)		338,749

International Equity Funds - 16.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,444	21,784
Fidelity Series Emerging Markets Fund (a)	3,426	31,558
Fidelity Series Emerging Markets Opportunities Fund (a)	6,707	126,164
Fidelity Series International Growth Fund (a)	3,063	56,115
Fidelity Series International Index Fund (a)	1,704	21,144
Fidelity Series International Small Cap Fund (a)	2,158	36,797
Fidelity Series International Value Fund (a)	4,476	56,577
Fidelity Series Overseas Fund (a)	3,993	56,188
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $343,586)		406,327

Bond Funds - 66.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	38,938	376,923
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	8,936	68,184
Fidelity Series Corporate Bond Fund (a)	21,590	197,333
Fidelity Series Emerging Markets Debt Fund (a)	1,564	12,216
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	545	4,826
Fidelity Series Floating Rate High Income Fund (a)	277	2,484
Fidelity Series Government Bond Index Fund (a)	33,419	302,110
Fidelity Series High Income Fund (a)	1,588	13,374
Fidelity Series International Credit Fund (a)	7	60
Fidelity Series International Developed Markets Bond Index Fund (a)	11,513	98,434
Fidelity Series Investment Grade Bond Fund (a)	30,007	296,473
Fidelity Series Investment Grade Securitized Fund (a)	21,871	192,250
Fidelity Series Long-Term Treasury Bond Index Fund (a)	12,727	69,874
Fidelity Series Real Estate Income Fund (a)	252	2,445
TOTAL BOND FUNDS (Cost $1,687,120)		1,636,986

Short-Term Funds - 3.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.42% (a)(b)	16,850	16,850
Fidelity Series Short-Term Credit Fund (a)	1,468	14,486
Fidelity Series Treasury Bill Index Fund (a)	5,076	50,408
TOTAL SHORT-TERM FUNDS (Cost $81,451)		81,744

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,370,516)	2,463,806
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	2,463,807

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	785,961	21,712	435,275	411	(21,379)	25,904	376,923
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	152,965	2,104	84,763	60	(17,501)	15,379	68,184
Fidelity Series Blue Chip Growth Fund	162,207	3,347	91,553	-	31,669	(28,346)	77,324
Fidelity Series Canada Fund	45,665	3,850	26,683	-	936	(1,984)	21,784
Fidelity Series Commodity Strategy Fund	37,165	10,144	26,165	-	(25,719)	26,659	22,084
Fidelity Series Corporate Bond Fund	431,448	9,921	235,790	3,040	(9,680)	1,434	197,333
Fidelity Series Emerging Markets Debt Fund	27,429	719	15,524	255	132	(540)	12,216
Fidelity Series Emerging Markets Debt Local Currency Fund	8,846	109	3,964	-	157	(322)	4,826
Fidelity Series Emerging Markets Fund	59,793	4,471	34,019	-	1,473	(160)	31,558
Fidelity Series Emerging Markets Opportunities Fund	239,991	18,265	138,373	-	6,895	(614)	126,164
Fidelity Series Floating Rate High Income Fund	5,281	179	2,948	77	25	(53)	2,484
Fidelity Series Government Bond Index Fund	630,859	16,236	335,346	3,327	(21,304)	11,665	302,110
Fidelity Series Government Money Market Fund 5.42%	40,091	846	24,087	334	-	-	16,850
Fidelity Series High Income Fund	28,384	742	15,457	284	(269)	(26)	13,374
Fidelity Series International Credit Fund	60	-	-	1	-	-	60
Fidelity Series International Developed Markets Bond Index Fund	209,819	7,328	113,724	2,451	(3,455)	(1,534)	98,434
Fidelity Series International Growth Fund	114,551	9,956	64,134	-	10,202	(14,460)	56,115
Fidelity Series International Index Fund	43,373	3,292	24,723	-	3,303	(4,101)	21,144
Fidelity Series International Small Cap Fund	77,763	2,329	40,620	-	3,799	(6,474)	36,797
Fidelity Series International Value Fund	115,109	8,354	65,648	-	10,471	(11,709)	56,577
Fidelity Series Investment Grade Bond Fund	634,926	15,132	342,022	4,324	(20,480)	8,917	296,473
Fidelity Series Investment Grade Securitized Fund	418,760	9,869	227,987	2,832	(16,853)	8,461	192,250
Fidelity Series Large Cap Growth Index Fund	102,822	2,358	56,596	83	15,916	(14,407)	50,093
Fidelity Series Large Cap Stock Fund	108,881	2,774	62,112	-	11,761	(10,557)	50,747
Fidelity Series Large Cap Value Index Fund	194,637	6,599	105,647	-	8,176	(14,456)	89,309
Fidelity Series Long-Term Treasury Bond Index Fund	177,646	2,975	103,472	869	(24,240)	16,965	69,874
Fidelity Series Overseas Fund	114,825	8,712	64,744	-	11,347	(13,952)	56,188
Fidelity Series Real Estate Income Fund	5,110	176	2,823	37	(297)	279	2,445
Fidelity Series Short-Term Credit Fund	34,717	760	20,897	204	329	(423)	14,486
Fidelity Series Small Cap Core Fund	1,775	728	-	12	-	(26)	2,477
Fidelity Series Small Cap Opportunities Fund	48,156	1,461	33,806	-	5,552	(7,611)	13,752
Fidelity Series Treasury Bill Index Fund	116,695	8,488	74,775	950	(189)	189	50,408
Fidelity Series Value Discovery Fund	71,893	2,100	38,462	-	688	(3,256)	32,963
	5,247,603	186,036	2,912,139	19,551	(38,535)	(19,159)	2,463,806

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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